5. Notes Payable (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Advance Received From Non Related Party	$ 35,000	$ 55,000	$ 75,000	$ 0
Unsecured Note Bearing Interest	5.00%		5.00%